Condensed Statement of Cash Flows (Unaudited) - USD ($)	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
Cash Flows from Operating Activities:
Net income (loss)	$ (3,508,000)		$ (23,746,000)
Changes in operating assets and liabilities:
Net cash provided by (used in) operating activities	(16,468,000)		9,526,000
Cash Flows from Investing Activities:
Net cash used in investing activities	(8,034,000)		(66,854,000)
Cash Flows from Financing Activities:
Net cash provided by financing activities	2,430,000		1,673,464,000
Cash - Beginning	102,988,000		114,896,000
Cash - End	104,676,000	$ 102,988,000	102,988,000
CIK0001816090 FTAC Olympus Acquisition Corp.
Cash Flows from Operating Activities:
Net income (loss)	(9,048,908)	(9,153,540)
Adjustments to reconcile net loss to net cash used in operating activities:
Interest earned on marketable securities held in Trust Account	(18,612)	(25,407)
Change in fair value of warrant liabilities	5,952,734	5,952,736
Changes in operating assets and liabilities:
Prepaid expenses	2,618	(385,584)
Accrued expenses	2,012,954	120,022
Net cash provided by (used in) operating activities	(1,099,214)	(945,405)
Cash Flows from Investing Activities:
Net cash used in investing activities		(754,743,760)
Cash Flows from Financing Activities:
Net cash provided by financing activities		760,791,533
Net Change in Cash	(1,099,214)	5,102,368
Cash - Beginning	5,102,368
Cash - End	4,003,154	5,102,368	$ 5,102,368
Non-Cash Investing and Financing Activities:
Change in value of Class A ordinary shares subject to possible redemption	$ (9,048,909)	$ (6,607,156)